LOANS - Amortized Cost of Collateral-dependent Loans by Class (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Collateral-dependent Loans by Class [Abstract]
Loans	$ 4,276,285	$ 4,038,825
Allowance for Credit Losses Amount	63,445	59,379	$ 54,658	$ 52,435
Accrued interest excluded from total	13,952	13,461
Real Estate
Collateral-dependent Loans by Class [Abstract]
Loans	33,893	6,539
Accrued interest excluded from total	73	5
Other
Collateral-dependent Loans by Class [Abstract]
Loans	9,420	5,611
Accrued interest excluded from total	54	34
Collateral Dependent Loan
Collateral-dependent Loans by Class [Abstract]
Allowance for Credit Losses Amount	6,776	2,300
Commercial
Collateral-dependent Loans by Class [Abstract]
Loans	2,213,557	1,937,364
Allowance for Credit Losses Amount	29,012	22,872	16,724	13,817
Accrued interest excluded from total	6,901	6,496
Commercial | Commercial and industrial
Collateral-dependent Loans by Class [Abstract]
Loans	1,158,841	1,001,329
Accrued interest excluded from total	3,551	3,310
Commercial | Commercial and industrial | Real Estate
Collateral-dependent Loans by Class [Abstract]
Loans	680	686
Commercial | Commercial and industrial | Other
Collateral-dependent Loans by Class [Abstract]
Loans	8,841	5,166
Commercial | Commercial and industrial | Collateral Dependent Loan
Collateral-dependent Loans by Class [Abstract]
Allowance for Credit Losses Amount	1,631	1,647
Commercial | Commercial real estate
Collateral-dependent Loans by Class [Abstract]
Loans	1,054,716	936,035
Accrued interest excluded from total	3,350	3,186
Commercial | Commercial real estate | Real Estate
Collateral-dependent Loans by Class [Abstract]
Loans	28,047	817
Commercial | Commercial real estate | Other
Collateral-dependent Loans by Class [Abstract]
Loans	0	0
Commercial | Commercial real estate | Collateral Dependent Loan
Collateral-dependent Loans by Class [Abstract]
Allowance for Credit Losses Amount	4,541	3
Mortgage
Collateral-dependent Loans by Class [Abstract]
Loans	1,524,821	1,516,726
Allowance for Credit Losses Amount	20,914	22,317	21,386	21,633
Accrued interest excluded from total	5,503	5,357
Mortgage | 1-4 family owner occupied - jumbo
Collateral-dependent Loans by Class [Abstract]
Loans	878,761	875,551
Accrued interest excluded from total	2,675	2,520
Mortgage | 1-4 family owner occupied - jumbo | Real Estate
Collateral-dependent Loans by Class [Abstract]
Loans	2,147	1,480
Mortgage | 1-4 family owner occupied - jumbo | Other
Collateral-dependent Loans by Class [Abstract]
Loans	0	0
Mortgage | 1-4 family owner occupied - jumbo | Collateral Dependent Loan
Collateral-dependent Loans by Class [Abstract]
Allowance for Credit Losses Amount	0	0
Mortgage | 1-4 family owner occupied - non-jumbo
Collateral-dependent Loans by Class [Abstract]
Loans	289,562	299,142
Accrued interest excluded from total	1,153	1,160
Mortgage | 1-4 family owner occupied - non-jumbo | Real Estate
Collateral-dependent Loans by Class [Abstract]
Loans	2,371	2,903
Mortgage | 1-4 family owner occupied - non-jumbo | Other
Collateral-dependent Loans by Class [Abstract]
Loans	0	0
Mortgage | 1-4 family owner occupied - non-jumbo | Collateral Dependent Loan
Collateral-dependent Loans by Class [Abstract]
Allowance for Credit Losses Amount	239	347
Mortgage | 1-4 family non-owner occupied
Collateral-dependent Loans by Class [Abstract]
Loans	172,293	176,950
Accrued interest excluded from total	654	680
Mortgage | 1-4 family non-owner occupied | Real Estate
Collateral-dependent Loans by Class [Abstract]
Loans	22	0
Mortgage | 1-4 family non-owner occupied | Other
Collateral-dependent Loans by Class [Abstract]
Loans	0	0
Mortgage | 1-4 family non-owner occupied | Collateral Dependent Loan
Collateral-dependent Loans by Class [Abstract]
Allowance for Credit Losses Amount	8	0
Mortgage | 1-4 family - 2nd lien
Collateral-dependent Loans by Class [Abstract]
Loans	157,597	133,947
Accrued interest excluded from total	899	846
Mortgage | 1-4 family - 2nd lien | Real Estate
Collateral-dependent Loans by Class [Abstract]
Loans	569	510
Mortgage | 1-4 family - 2nd lien | Other
Collateral-dependent Loans by Class [Abstract]
Loans	0	0
Mortgage | 1-4 family - 2nd lien | Collateral Dependent Loan
Collateral-dependent Loans by Class [Abstract]
Allowance for Credit Losses Amount	131	94
Mortgage | Resort lending
Collateral-dependent Loans by Class [Abstract]
Loans	26,608	31,136
Accrued interest excluded from total	122	151
Mortgage | Resort lending | Real Estate
Collateral-dependent Loans by Class [Abstract]
Loans	57	143
Mortgage | Resort lending | Other
Collateral-dependent Loans by Class [Abstract]
Loans	0	0
Mortgage | Resort lending | Collateral Dependent Loan
Collateral-dependent Loans by Class [Abstract]
Allowance for Credit Losses Amount	20	51
Installment
Collateral-dependent Loans by Class [Abstract]
Loans	537,907	584,735
Allowance for Credit Losses Amount	2,639	3,040	$ 4,126	$ 4,290
Accrued interest excluded from total	1,548	1,608
Installment | Boat lending
Collateral-dependent Loans by Class [Abstract]
Loans	272,512	264,341
Accrued interest excluded from total	778	736
Installment | Boat lending | Real Estate
Collateral-dependent Loans by Class [Abstract]
Loans	0	0
Installment | Boat lending | Other
Collateral-dependent Loans by Class [Abstract]
Loans	233	87
Installment | Boat lending | Collateral Dependent Loan
Collateral-dependent Loans by Class [Abstract]
Allowance for Credit Losses Amount	83	31
Installment | Recreational vehicle lending
Collateral-dependent Loans by Class [Abstract]
Loans	191,857	224,537
Accrued interest excluded from total	496	576
Installment | Recreational vehicle lending | Real Estate
Collateral-dependent Loans by Class [Abstract]
Loans	0	0
Installment | Recreational vehicle lending | Other
Collateral-dependent Loans by Class [Abstract]
Loans	237	266
Installment | Recreational vehicle lending | Collateral Dependent Loan
Collateral-dependent Loans by Class [Abstract]
Allowance for Credit Losses Amount	84	94
Installment | Other
Collateral-dependent Loans by Class [Abstract]
Loans	73,538	95,857
Accrued interest excluded from total	274	296
Installment | Other | Real Estate
Collateral-dependent Loans by Class [Abstract]
Loans	0	0
Installment | Other | Other
Collateral-dependent Loans by Class [Abstract]
Loans	109	92
Installment | Other | Collateral Dependent Loan
Collateral-dependent Loans by Class [Abstract]
Allowance for Credit Losses Amount	$ 39	$ 33